34. Non-cash Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Noncash Transactions Tables Abstract
Schedule of non-cash transactions
	2020	2019
Initial adoption - IFRS 16	-	2,436,333
Share-based payment (Capital/Share-based payment)	(23,400)	(31,222)
Effects of changes in equity interest (Capital reserves / Minority interest)	(352)	(649)
Interest on shareholders’ equity for distribution, net of taxes	23,139	-
Actuarial losses from post-employment benefits	13,921	87,541
Dividends	-	238,359
Leaseback (Fixed assets/Leases)	(248,729)	-
Leaseback (Leases)	289,102	-
Forfeiting (Forfeiting/Loans)	(411,457)	-
Acquisition of property, plant and equipment through financing (Property, plant and equipment / Loans and financing)	25,974	164,234
Guarantee deposits and Maintenance reserve (Deposits / Leases)	(77,009)	(6,974)
Capitalized deposits (Deposits / Property, plant and equipment)	(39,729)	-
Right of use of flight equipment (Property, plant and equipment / Leases)	165,146	957,026
Financial lease agreement renegotiation (Property, plant and equipment / Leases)	221,248	-
Unrealized income (expenses) of derivatives (Derivative assets/Equity valuation adjustment)	-	30,021